Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	Dec. 01, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Cash balances		$ 64,636	$ 106,457
Long term investments
Percentage of value added tax	6.00%	3.00%
Research and development expenses		$ 73,285	363,958	$ 828,869
Selling and marketing costs		$ 715,976	901,319	1,007,652
escription of difference between foreign currency translation		The consolidated balance sheet amounts, with the exception of equity, as of December 31, 2024 and 2023, were translated at RMB 7.1884 to $1.00 and RMB 7.0827 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and comprehensive income/ loss and cash flows for the years ended December 31, 2024, 2023 and 2022 were RMB 7.1217, RMB 7.0467, and RMB 6.7261 to $1.00, respectively.
Share based compensation